Loss on sale of assets (Tables)	12 Months Ended
Dec. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information on sale of assets

	2019	2018
Loss on sale of Power Manager assets	$(2,000)	$(3,957)
Loss on sale of SOFC assets	—	(94)
Gain on miscellaneous disposals	5	2
	$(1,995)	$(4,049)

	2019	2018
Cash proceeds received on sale of Power Manager assets	$2,132	$2,000
Less: Disposition costs	—	(707)
Net cash proceeds received on sale of Power Manager assets	$2,132	$1,293
Cash proceeds received on sale of SOFC assets	—	50
Cash proceeds from miscellaneous disposals	5	2
Net cash proceeds received on sale of assets	$2,137	$1,345